UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2014 – February 28, 2015

Item 1: Reports to Shareholders

Vanguard® CMT Funds

February 28, 2015

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

		August 31, 2014- February 28, 2015

			7-Day SEC
	Vanguard	Money Market	Yield[2] :
Vanguard CMT Funds	Fund	Funds Average[1]	2/28/2015
Total Returns
Market Liquidity	0.06%	0.00%	0.13%
Municipal Cash Management	0.02	0.01	0.02

1 Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money Market Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a Thomson Reuters Company.

2 The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

Expense Ratios[1] :
Your Fund compared with its Peer Group

	Fund	Peer Group
	Expense	Average[2]
Vanguard CMT Funds	Ratio
Market Liquidity	0.005%	0.17%
Municipal Cash Management	0.01	0.13

1 The expense ratios shown are from the prospectuses dated December 19, 2014 and represent estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratios were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management Fund. The peer-group expense ratios are derived from data provided by Lipper Inc. and captures information through year-end 2014.

2 Peer Groups: Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money Market Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a Thomson Reuters Company.

FUND PROFILES

As of 2/28/2015
These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND
Financial Attributes

7-Day SEC Yield	0.13%
Average Weighted Maturity	37 days

Expense Ratio[1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	27.6%
Commercial Paper	17.1
Repurchase Agreements	5.6
U.S. Government and Agency Obligations	47.3
Taxable Municipal Bonds	0.3
Corporate Bonds	0.4
Other Notes	1.7

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100.0%

1 The expense ratio shown is from the prospectus dated December 19, 2014, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratio was 0.005%.

2 A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7.

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes

7-Day SEC Yield	0.02%
Average Weighted Maturity	14 days

Expense Ratio[1]	0.01%

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100.0%

Largest State Concentrations[3]
New York	20.3%
Ohio	9.8
Texas	5.7
Florida	5.2
Indiana	5.0
Illinois	4.9
Missouri	4.6
California	4.3
North Carolina	4.0
New Jersey	3.0
Top Ten	66.8%

1 The expense ratio shown is from the prospectus dated December 19, 2014, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2015, the annualized expense ratio was 0.01%.

2 A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7.

3 Percentages of total net assets.

Performance Summary

Average Annual Total Returns for periods ended December 31, 2014
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Year	Ten Years
Market Liquidity	7/19/2004	0.12%	0.16%	1.75%
Municipal Cash Management	7/19/2004	0.05	0.14	1.26

Market Liquidity Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2015

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value[o]
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (46.0%)
2	Fannie Mae Discount Notes	0.140%	3/2/15	49,002	49,002
2	Fannie Mae Discount Notes	0.070%---0.080%	3/4/15	98,030	98,029
2	Fannie Mae Discount Notes	0.070%	3/5/15	14,961	14,961
2	Fannie Mae Discount Notes	0.150%	3/18/15	4,600	4,600
2	Fannie Mae Discount Notes	0.075%---0.150%	4/1/15	95,000	94,991
2	Fannie Mae Discount Notes	0.130%	5/6/15	19,000	18,995
3	Federal Home Loan Bank Discount Notes	0.100%	3/2/15	70,000	70,000
3	Federal Home Loan Bank Discount Notes	0.050%	3/6/15	32,227	32,227
3	Federal Home Loan Bank Discount Notes	0.085%---0.150%	3/11/15	18,700	18,700
3	Federal Home Loan Bank Discount Notes	0.083%---0.085%	3/13/15	60,800	60,798
3	Federal Home Loan Bank Discount Notes	0.094%	3/18/15	500,000	499,978
3	Federal Home Loan Bank Discount Notes	0.096%---0.177%	3/20/15	700,000	699,952
3	Federal Home Loan Bank Discount Notes	0.093%	3/25/15	224,000	223,986
3	Federal Home Loan Bank Discount Notes	0.080%---0.087%	3/27/15	771,414	771,366
3	Federal Home Loan Bank Discount Notes	0.108%---0.140%	4/6/15	217,000	216,976
3	Federal Home Loan Bank Discount Notes	0.066%---0.069%	4/8/15	500,000	499,965
3	Federal Home Loan Bank Discount Notes	0.063%	4/10/15	550,000	549,962
3	Federal Home Loan Bank Discount Notes	0.064%---0.068%	4/15/15	322,447	322,421
3	Federal Home Loan Bank Discount Notes	0.067%	4/17/15	195,250	195,233
3	Federal Home Loan Bank Discount Notes	0.065%---0.103%	4/22/15	913,000	912,904
3	Federal Home Loan Bank Discount Notes	0.064%---0.099%	4/24/15	771,250	771,168
[2,4] Federal Home Loan Mortgage Corp.		0.160%	6/26/15	250,000	250,025
[2,4] Federal Home Loan Mortgage Corp.		0.160%	7/17/15	580,500	580,570
[2,4] Federal National Mortgage Assn.		0.140%	8/5/15	180,000	179,984
2	Freddie Mac Discount Notes	0.070%	3/12/15	1,250,000	1,249,973
2	Freddie Mac Discount Notes	0.070%	3/13/15	650,000	649,985
2	Freddie Mac Discount Notes	0.080%	3/19/15	70,000	69,997
2	Freddie Mac Discount Notes	0.084%	4/6/15	86,123	86,116
	United States Treasury Bill	0.050%	3/5/15	250,000	249,999
	United States Treasury Bill	0.048%	3/12/15	250,000	249,996
	United States Treasury Bill	0.047%	3/19/15	750,000	749,982
	United States Treasury Bill	0.055%	3/26/15	1,000,000	999,962

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value[o]
		Yield[1]	Date	($000)	($000)
	United States Treasury Bill	0.030%	4/9/15	300,000	299,990
	United States Treasury Bill	0.068%---0.070%	5/21/15	142,000	141,978
	United States Treasury Bill	0.020%	5/28/15	500,000	499,976
	United States Treasury Bill	0.072%---0.075%	6/4/15	2,173,542	2,173,124
	United States Treasury Bill	0.110%	6/18/15	200,000	199,933
	United States Treasury Bill	0.155%	6/25/15	500,000	499,750
	United States Treasury Floating Rate Note	0.070%	1/31/16	100,000	99,977
	United States Treasury Floating Rate Note	0.090%	4/30/16	63,000	62,996
	United States Treasury Floating Rate Note	0.070%	10/31/16	414,500	414,130
	United States Treasury Floating Rate Note	0.100%	1/31/17	645,600	645,597
	United States Treasury Note/Bond	0.380%	3/15/15	545,000	545,066
	United States Treasury Note/Bond	0.250%	3/31/15	170,000	170,022
	United States Treasury Note/Bond	2.500%	3/31/15	1,415,000	1,417,835
	United States Treasury Note/Bond	0.380%	4/15/15	512,000	512,185
	United States Treasury Note/Bond	0.130%	4/30/15	20,000	20,001
	United States Treasury Note/Bond	2.500%	4/30/15	735,000	737,937
	United States Treasury Note/Bond	4.130%	5/15/15	677,000	682,636
	United States Treasury Note/Bond	0.250%	5/15/15	691,000	691,242
	United States Treasury Note/Bond	0.250%	5/31/15	607,750	607,978
	United States Treasury Note/Bond	2.130%	5/31/15	626,000	629,200
	United States Treasury Note/Bond	0.380%	6/15/15	446,000	446,370
	United States Treasury Note/Bond	1.880%	6/30/15	210,000	211,245
Total U.S. Government and Agency Obligations (Cost $23,151,971)					23,151,971
Commercial Paper (16.6%)
Finance-----Auto (1.1%)
	American Honda Finance Corp.	0.140%	5/6/15	24,500	24,494
	American Honda Finance Corp.	0.150%	5/22/15	71,750	71,726
	American Honda Finance Corp.	0.140%---0.150%	5/26/15	100,250	100,215
	American Honda Finance Corp.	0.150%	6/4/15	60,500	60,476
	American Honda Finance Corp.	0.150%	6/5/15	60,000	59,976
5	BMW US Capital LLC	0.150%	5/19/15	12,000	11,996
5	BMW US Capital LLC	0.160%	6/22/15	38,000	37,981
5	BMW US Capital LLC	0.160%	6/23/15	13,000	12,993
5	BMW US Capital LLC	0.160%	6/25/15	10,750	10,744
4	Toyota Motor Credit Corp.	0.210%	4/8/15	24,000	24,000
4	Toyota Motor Credit Corp.	0.210%	4/27/15	38,000	38,000
4	Toyota Motor Credit Corp.	0.230%	5/27/15	50,000	50,000
4	Toyota Motor Credit Corp.	0.240%	7/6/15	40,000	40,000
					542,601
Finance-----Other (0.5%)
	General Electric Capital Corp.	0.200%	3/9/15	20,000	19,999
	General Electric Capital Corp.	0.220%	5/4/15	12,000	11,995
	General Electric Capital Corp.	0.170%	5/12/15	50,000	49,983
4	General Electric Capital Corp.	0.230%	7/15/15	98,500	98,500
	General Electric Capital Corp.	0.300%	9/17/15	11,000	10,982
	General Electric Capital Corp.	0.300%	9/24/15	33,500	33,442
5	John Deere Financial Ltd.	0.070%	3/4/15	5,500	5,500
5	Old Line Funding LLC	0.180%	5/18/15	13,000	12,995
					243,396
Foreign Banks (12.1%)
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.200%	4/23/15	300,000	299,995
5	Australia & New Zealand Banking Group, Ltd.	0.140%	4/27/15	17,500	17,496
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.240%	6/23/15	300,000	299,995

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value[o]
		Yield[1]	Date	($000)	($000)
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.220%	7/27/15	58,000	57,999
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.230%	8/4/15	120,000	120,000
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.250%	10/27/15	70,000	69,998
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.260%	11/3/15	120,500	120,500
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.280%	1/29/16	80,500	80,500
[4,5]	Commonwealth Bank of Australia	0.240%	3/16/15	55,000	55,000
[4,5]	Commonwealth Bank of Australia	0.240%	3/19/15	147,000	147,000
[4,5]	Commonwealth Bank of Australia	0.250%	5/15/15	130,000	130,009
[4,5]	Commonwealth Bank of Australia	0.220%	5/20/15	245,000	244,996
[4,5]	Commonwealth Bank of Australia	0.250%	5/22/15	32,500	32,500
[4,5]	Commonwealth Bank of Australia	0.230%	5/28/15	97,000	96,999
[4,5]	Commonwealth Bank of Australia	0.260%	10/6/15	59,000	59,000
[4,5]	Commonwealth Bank of Australia	0.250%	10/7/15	100,000	99,997
[4,5]	Commonwealth Bank of Australia	0.250%	10/9/15	50,000	50,000
[4,5]	Commonwealth Bank of Australia	0.270%	2/19/16	81,000	80,997
[4,5]	Commonwealth Bank of Australia	0.270%	2/22/16	125,000	124,995
5	DNB Bank ASA	0.200%	3/20/15	33,000	32,997
5	DNB Bank ASA	0.205%	5/4/15	150,000	149,945
5	DNB Bank ASA	0.205%	5/26/15	100,000	99,951
5	DNB Bank ASA	0.205%	5/27/15	100,000	99,950
	Lloyds Bank plc	0.060%	3/2/15	900,000	899,998
[4,5]	National Australia Bank Ltd.	0.220%	5/18/15	299,000	298,997
[4,5]	National Australia Bank Ltd.	0.250%	6/18/15	40,000	39,999
5	Skandinaviska Enskilda Banken AB	0.205%	3/11/15	98,000	97,994
5	Skandinaviska Enskilda Banken AB	0.200%	3/12/15	52,000	51,997
5	Skandinaviska Enskilda Banken AB	0.225%	5/19/15	250,000	249,877
5	Skandinaviska Enskilda Banken AB	0.225%	5/21/15	25,000	24,987
5	Skandinaviska Enskilda Banken AB	0.225%	5/22/15	25,000	24,987
5	Skandinaviska Enskilda Banken AB	0.225%	5/26/15	22,000	21,988
	Swedbank AB	0.210%	3/12/15	197,000	196,987
	Swedbank AB	0.210%	3/13/15	50,000	49,997
	Swedbank AB	0.200%	3/17/15	200,000	199,982
	Swedbank AB	0.200%	4/8/15	122,000	121,974
	Swedbank AB	0.200%	4/9/15	125,000	124,973
	Swedbank AB	0.190%	4/27/15	44,450	44,437
[4,5]	Westpac Banking Corp.	0.240%	3/5/15	19,000	19,000
[4,5]	Westpac Banking Corp.	0.240%	3/13/15	170,000	170,000
[4,5]	Westpac Banking Corp.	0.250%	4/9/15	62,000	62,001
[4,5]	Westpac Banking Corp.	0.250%	4/17/15	100,000	100,004
[4,5]	Westpac Banking Corp.	0.240%	5/22/15	40,000	39,999
[4,5]	Westpac Banking Corp.	0.240%	7/1/15	300,000	300,000
[4,5]	Westpac Banking Corp.	0.260%	9/2/15	65,000	64,999
[4,5]	Westpac Banking Corp.	0.260%	9/15/15	48,000	47,999
[4,5]	Westpac Banking Corp.	0.260%	9/17/15	152,000	151,996
[4,5]	Westpac Banking Corp.	0.260%	10/23/15	125,000	124,996
					6,100,987
Foreign Governments (1.1%)
5	CDP Financial Inc.	0.200%	5/20/15	21,000	20,991
5	CDP Financial Inc.	0.200%	6/2/15	12,600	12,593
6	CPPIB Capital Inc.	0.130%	3/10/15	50,000	49,998
6	CPPIB Capital Inc.	0.140%	5/6/15	70,000	69,982
6	CPPIB Capital Inc.	0.140%	5/11/15	120,000	119,967
6	CPPIB Capital Inc.	0.140%	5/13/15	80,000	79,977
6	CPPIB Capital Inc.	0.140%	5/14/15	26,750	26,742

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value[o]
	Yield[1]	Date	($000)	($000)
6 CPPIB Capital Inc.	0.140%	5/19/15	29,950	29,941
6 CPPIB Capital Inc.	0.140%	5/20/15	22,500	22,493
6 CPPIB Capital Inc.	0.140%	5/21/15	20,000	19,994
6 CPPIB Capital Inc.	0.140%	5/26/15	42,000	41,986
6 CPPIB Capital Inc.	0.140%	5/27/15	24,000	23,992
6 PSP Capital Inc.	0.190%	3/23/15	29,000	28,996
6 PSP Capital Inc.	0.160%	5/12/15	10,500	10,497
6 PSP Capital Inc.	0.180%	6/17/15	8,000	7,996
5 Quebec	0.100%	3/2/15	10,000	10,000
				576,145
Foreign Industrial (0.4%)
5 GlaxoSmithKline Finance plc	0.080%---0.090%	3/2/15	116,500	116,500
Nestle Finance International Ltd.	0.150%	6/18/15	41,000	40,981
Toyota Credit Canada Inc.	0.240%	3/9/15	19,000	18,999
				176,480
Industrial (1.4%)
Caterpillar Financial Services Corp.	0.080%	3/5/15	17,000	17,000
Caterpillar Financial Services Corp.	0.140%	5/7/15	50,000	49,987
5 Chevron Corp.	0.150%	6/18/15	27,250	27,238
5 Chevron Corp.	0.150%	6/24/15	40,500	40,481
5 Emerson Electric Co.	0.210%	3/25/15	33,000	32,995
Exxon Mobil Corp.	0.080%	3/9/15	27,000	26,999
5 Henkel of America Inc.	0.100%---0.110%	3/2/15	23,000	23,000
5 Honeywell International Inc.	0.130%	5/28/15	13,500	13,496
5 John Deere Capital Corp.	0.080%---0.090%	3/11/15	82,500	82,498
5 Novartis Finance Corp.	0.090%	3/9/15	6,750	6,750
5 Novartis Finance Corp.	0.100%	3/18/15	6,750	6,750
5 Pfizer Inc	0.150%	7/2/15	80,000	79,959
5 The Coca-Cola Co.	0.200%	3/13/15	33,000	32,998
5 The Coca-Cola Co.	0.200%	3/23/15	53,000	52,993
5 The Coca-Cola Co.	0.200%	4/10/15	9,000	8,998
5 The Coca-Cola Co.	0.150%	6/22/15	60,000	59,972
5 The Coca-Cola Co.	0.160%	6/24/15	117,000	116,940
5 United Technologies Corp.	0.090%	3/20/15	42,000	41,998
				721,052
Total Commercial Paper (Cost $8,360,661)				8,360,661
Certificates of Deposit (26.8%)
Domestic Banks (6.9%)
Citibank NA	0.210%	3/12/15	250,000	250,000
Citibank NA	0.210%	3/17/15	300,000	300,000
JPMorgan Chase Bank NA	0.180%	3/10/15	200,000	200,000
JPMorgan Chase Bank NA	0.190%	3/18/15	100,000	100,000
JPMorgan Chase Bank NA	0.180%	5/1/15	150,000	150,000
4 State Street Bank & Trust Co.	0.210%	4/21/15	250,000	250,000
4 State Street Bank & Trust Co.	0.210%	5/14/15	163,000	163,000
4 State Street Bank & Trust Co.	0.230%	5/26/15	200,000	200,000
4 State Street Bank & Trust Co.	0.230%	6/1/15	78,000	78,000
4 State Street Bank & Trust Co.	0.230%	6/2/15	100,000	100,000
4 State Street Bank & Trust Co.	0.250%	7/13/15	50,000	50,000
4 Wells Fargo Bank NA	0.210%	3/4/15	75,000	75,000
4 Wells Fargo Bank NA	0.240%	3/4/15	113,000	113,000
4 Wells Fargo Bank NA	0.240%	3/13/15	75,000	75,000
4 Wells Fargo Bank NA	0.240%	3/17/15	80,000	80,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value[o]
	Yield[1]	Date	($000)	($000)
4 Wells Fargo Bank NA	0.220%	4/7/15	200,000	200,000
4 Wells Fargo Bank NA	0.250%	8/12/15	200,000	200,000
4 Wells Fargo Bank NA	0.250%	8/13/15	175,000	175,000
4 Wells Fargo Bank NA	0.250%	8/17/15	70,000	70,000
4 Wells Fargo Bank NA	0.250%	8/18/15	65,000	65,000
4 Wells Fargo Bank NA	0.250%	8/21/15	135,000	135,000
4 Wells Fargo Bank NA	0.270%	10/30/15	250,000	250,000
4 Wells Fargo Bank NA	0.270%	11/25/15	145,000	145,000
4 Wells Fargo Bank NA	0.290%	2/9/16	45,000	45,000
				3,469,000
Eurodollar Certificates of Deposit (1.4%)
4 National Australia Bank Ltd.	0.240%	3/11/15	250,000	250,000
4 National Australia Bank Ltd.	0.230%	4/9/15	250,000	250,000
4 National Australia Bank Ltd.	0.230%	4/21/15	200,000	200,000
				700,000
Yankee Certificates of Deposit (18.5%)
Bank of Montreal (Chicago Branch)	0.170%	3/2/15	150,000	150,000
Bank of Montreal (Chicago Branch)	0.210%	5/15/15	395,000	394,996
4 Bank of Nova Scotia (Houston Branch)	0.220%	3/3/15	150,000	150,000
4 Bank of Nova Scotia (Houston Branch)	0.210%	3/9/15	150,000	150,000
4 Bank of Nova Scotia (Houston Branch)	0.220%	4/1/15	300,000	300,000
4 Bank of Nova Scotia (Houston Branch)	0.220%	5/18/15	350,000	350,000
4 Bank of Nova Scotia (Houston Branch)	0.230%	7/1/15	100,000	100,000
4 Bank of Nova Scotia (Houston Branch)	0.240%	7/6/15	95,000	95,000
4 Bank of Nova Scotia (Houston Branch)	0.230%	8/17/15	90,000	90,000
4 Bank of Nova Scotia (Houston Branch)	0.230%	8/24/15	115,000	115,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.140%	3/3/15	250,000	250,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.250%	4/28/15	125,000	125,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.250%	5/11/15	200,000	200,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.250%	5/18/15	250,000	250,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.250%	5/20/15	200,000	200,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.250%	5/26/15	70,000	70,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.270%	5/28/15	125,000	125,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.250%	6/1/15	200,000	200,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.170%	4/27/15	293,000	293,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.190%	5/4/15	62,000	62,000
4 Commonwealth Bank of Australia (New York
Branch)	0.270%	2/24/16	27,000	27,000
Cooperative Centrale Raiffeisen-BO	0.210%	6/1/15	170,000	170,000
DNB Bank ASA (New York Branch)	0.200%	5/1/15	300,000	300,000
Nordea Bank Finland plc (New York Branch)	0.220%	3/23/15	150,000	149,999
Rabobank Nederland (New York Branch)	0.220%	3/23/15	250,000	249,999
4 Rabobank Nederland (New York Branch)	0.220%	4/7/15	350,000	349,998
4 Rabobank Nederland (New York Branch)	0.220%	4/9/15	200,000	200,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value[o]
	Yield[1]	Date	($000)	($000)
4 Rabobank Nederland (New York Branch)	0.220%	5/8/15	25,000	25,000
Rabobank Nederland (New York Branch)	0.210%	5/15/15	250,000	250,000
4 Royal Bank of Canada (New York Branch)	0.250%	3/24/15	120,000	120,000
4 Royal Bank of Canada (New York Branch)	0.210%	4/27/15	117,000	117,000
4 Royal Bank of Canada (New York Branch)	0.210%	5/6/15	300,000	300,000
4 Royal Bank of Canada (New York Branch)	0.220%	5/26/15	250,000	250,000
4 Royal Bank of Canada (New York Branch)	0.240%	9/18/15	204,000	204,000
4 Skandinaviska Enskilda Banken (New York
Branch)	0.224%	5/22/15	250,000	250,000
Svenska HandelsBanken (New York Branch)	0.170%	3/2/15	200,000	200,000
Svenska HandelsBanken (New York Branch)	0.190%	4/1/15	200,000	200,000
Svenska HandelsBanken (New York Branch)	0.200%	4/6/15	62,000	62,000
4 Svenska HandelsBanken (New York Branch)	0.210%	4/27/15	300,000	300,000
Svenska HandelsBanken (New York Branch)	0.210%	5/7/15	36,000	36,001
4 Swedbank AB (New York Branch)	0.230%	4/15/15	100,000	100,000
4 Swedbank AB (New York Branch)	0.210%	5/28/15	325,000	324,996
Toronto Dominion Bank (New York Branch)	0.170%	3/3/15	150,000	150,000
Toronto Dominion Bank (New York Branch)	0.210%	4/2/15	24,000	24,000
Toronto Dominion Bank (New York Branch)	0.180%	4/7/15	200,000	200,000
4 Toronto Dominion Bank (New York Branch)	0.220%	4/10/15	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.220%	5/5/15	200,000	200,000
4 Toronto Dominion Bank (New York Branch)	0.210%	5/20/15	300,000	300,000
4 Toronto Dominion Bank (New York Branch)	0.240%	7/20/15	300,000	300,000
4 Toronto Dominion Bank (New York Branch)	0.260%	9/17/15	13,500	13,502
4 Toronto Dominion Bank (New York Branch)	0.240%	9/21/15	125,000	125,000
				9,318,491
Total Certificates of Deposit (Cost $13,487,491)				13,487,491
Other Notes (1.7%)
4 Bank of America NA	0.240%	4/22/15	300,000	300,000
Bank of America NA	0.220%	5/4/15	250,000	250,000
Bank of America NA	0.220%	5/11/15	67,000	67,000
4 US Bank National Assn.	0.210%	5/4/15	235,000	235,000
Total Other Notes (Cost $852,000)				852,000
Repurchase Agreements (5.4%)
Bank of Nova Scotia
(Dated 2/27/15, Repurchase Value
$54,000,000, collateralized by U.S. Treasury
Note/Bond 0.625%-3.000%, 8/15/16-5/15/42,
with a value of $55,080,000)	0.060%	3/2/15	54,000	54,000
Federal Reserve Bank of New York
(Dated 2/27/15, Repurchase Value
$2,675,011,000, collateralized by U.S.
Treasury Note/Bond 1.625%-4.750%,
2/29/16-2/15/41, with a value of
$2,675,011,000)	0.050%	3/2/15	2,675,000	2,675,000
Total Repurchase Agreements (Cost $2,729,000)				2,729,000
Corporate Bonds (0.4%)
4 Toyota Motor Credit Corp.	0.260%	8/26/15	111,500	111,500
4 Toyota Motor Credit Corp.	0.250%	10/29/15	82,000	82,000
Total Corporate Bonds (Cost $193,500)				193,500

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value[o]
		Yield[1]	Date	($000)	($000)
Taxable Municipal Bonds (0.3%)
[6,7]	BlackRock Municipal Bond Trust TOB VRDO	0.130%	3/2/15	4,710	4,710
[6,7]	BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.130%	3/2/15	2,515	2,515
[6,7]	BlackRock Municipal Income Trust TOB VRDO	0.130%	3/2/15	54,000	54,000
[6,7]	BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.130%	3/2/15	12,635	12,635
[6,7]	BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.130%	3/2/15	4,990	4,990
[6,7]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.130%	3/2/15	10,955	10,955
[6,7]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.130%	3/2/15	25,500	25,500
[6,7]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.130%	3/2/15	3,360	3,360
[6,7]	BlackRock Strategic Municipal Trust TOB VRDO	0.130%	3/2/15	2,555	2,555
[6,7]	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.180%	3/6/15	2,855	2,855
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.180%	3/6/15	2,800	2,800
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.180%	3/6/15	1,500	1,500
Total Taxable Municipal Bonds (Cost $128,375)					128,375
Total Investments (97.2%) (Cost $48,902,998)					48,902,998
Other Assets and Liabilities (2.8%)
Other Assets					1,444,017
Liabilities					(24,026)
					1,419,991
Net Assets (100%)
Applicable to 50,321,949,904 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)					50,322,989
Net Asset Value Per Share					$1.00

At February 28, 2015, net assets consisted of:

Amount
($000)
Paid-in Capital	50,321,950
Undistributed Net Investment Income	------
Accumulated Net Realized Gains	1,039
Net Assets	50,322,989
o See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

Market Liquidity Fund

4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February 28, 2015, the aggregate value of these securities was $5,341,998,000, representing 10.6% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $660,936,000, representing 1.3% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB -- Tender Option Bond.
VRDO -- Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Interest[1]	28,127
Total Income	28,127
Expenses
The Vanguard Group------Note B
Management and Administrative	1,099
Total Expenses	1,099
Net Investment Income	27,028
Realized Net Gain (Loss) on Investment Securities Sold	25
Net Increase (Decrease) in Net Assets Resulting from Operations	27,053
1 Interest income from an affiliated company of the fund was $48,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	27,028	44,118
Realized Net Gain (Loss)	25	393
Net Increase (Decrease) in Net Assets Resulting from Operations	27,053	44,511
Distributions
Net Investment Income	(27,028)	(44,118)
Realized Capital Gain	------	------
Total Distributions	(27,028)	(44,118)
Capital Share Transactions (at $1.00 per share)
Issued	197,210,011	362,096,028
Issued in Lieu of Cash Distributions	27,028	44,118
Redeemed	(184,116,490)	(353,041,388)
Net Increase (Decrease) from Capital Share Transactions	13,120,549	9,098,758
Total Increase (Decrease)	13,120,574	9,099,151
Net Assets
Beginning of Period	37,202,415	28,103,264
End of Period	50,322,989	37,202,415

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,				Year Ended August 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Realized and Unrealized Gain
(Loss) on Investments	------	------	------	------	------	------
Total from Investment Operations	.001	.001	.001	.001	.002	.002
Distributions
Dividends from Net Investment
Income	(.001)	(.001)	(.001)	(.001)	(.002)	(.002)
Distributions from Realized Capital
Gains	------	------	------	------	------	------
Total Distributions	(.001)	(.001)	(.001)	(.001)	(.002)	(.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.06%	0.12%	0.15%	0.14%	0.20%	0.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,323	$37,202	$28,103	$32,648	$27,384	$22,673
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	0.12%	0.12%	0.15%	0.14%	0.19%	0.23%
The expense ratio and net income ratio for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund’s net asset value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2011-2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

Market Liquidity Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2015

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value[o]
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
Alabama (0.8%)
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.060%	3/6/15	12,550	12,550
1 Mobile AL Water & Sewer Commissioners Revenue TOB VRDO	0.010%	3/2/15 LOC	17,415	17,415
				29,965
Alaska (0.9%)
Alaska GO BAN	1.000%	3/23/15	20,000	20,010
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.010%	3/6/15	13,700	13,700
				33,710
Arizona (0.1%)
1 Maricopa County AZ Public Finance Corp. Lease Revenue TOB VRDO	0.040%	3/6/15	5,485	5,485

California (4.3%)
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.030%	3/6/15	5,000	5,000
1 California Health Facilities Financing Authority Revenue (Kaiser Foundation Hospitals) TOB VRDO	0.020%	3/6/15 LOC	13,615	13,615
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.020%	3/6/15	33,920	33,920
California Statewide Communities Development Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.020%	3/6/15 LOC	10,585	10,585
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.020%	3/6/15	6,230	6,230
1 Foothill-De Anza CA Community College District GO TOB VRDO	0.030%	3/6/15	7,500	7,500
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.020%	3/2/15	13,000	13,000
Los Angeles County CA TRAN	1.500%	6/30/15	30,000	30,137
1 Regents of the University of California Revenue TOB VRDO	0.070%	3/6/15	22,215	22,215
San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	0.010%	3/6/15	12,385	12,385
Ventura County CA TRAN	1.500%	7/1/15	13,000	13,060
				167,647
Colorado (1.9%)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.030%	3/2/15 LOC	9,270	9,270
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.030%	3/2/15 LOC	2,075	2,075
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.030%	3/6/15	11,450	11,450
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.020%	3/6/15	9,405	9,405
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.030%	3/6/15	18,230	18,230
Colorado Springs CO Utility System Revenue VRDO	0.010%	3/6/15	24,190	24,190
				74,620
Connecticut (0.5%)
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.030%	3/2/15	10,000	10,000
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.060%	3/6/15	10,330	10,330
				20,330
District of Columbia (1.5%)
1 District of Columbia GO TOB PUT	0.070%	4/23/15 LOC	21,300	21,300
1 District of Columbia Income Tax Revenue TOB VRDO	0.030%	3/6/15	6,200	6,200
District of Columbia Revenue (Medstar Health, Inc.) VRDO	0.020%	3/6/15 LOC	13,975	13,975
District of Columbia Revenue (Washington Center for Internships) VRDO	0.020%	3/6/15 LOC	4,500	4,500
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.040%	3/6/15	5,935	5,935
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.040%	3/6/15	4,010	4,010
				55,920
Florida (5.2%)
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.030%	3/6/15	9,600	9,600
Gainesville FL Utility System Revenue VRDO	0.030%	3/2/15	25,465	25,465
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.010%	3/2/15	7,100	7,100
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.020%	3/6/15	36,715	36,715
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.020%	3/6/15	26,215	26,215

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value[o]
	Coupon	Date	($000)	($000)
1 Jacksonville FL Special Revenue TOB VRDO	0.030%	3/6/15	3,900	3,900
1 Miami-Dade County FL School Board COP TOB VRDO	0.030%	3/6/15 (13)	49,500	49,500
Miami-Dade County FL Seaport Revenue VRDO	0.020%	3/6/15 LOC	8,300	8,300
Miami-Dade County FL Special Obligation Revenue (Juvenile Courthouse Project) VRDO	0.020%	3/6/15 LOC	25,000	25,000
1 Miami-Dade County FL Special Obligation Revenue TOB VRDO	0.010%	3/2/15 LOC	3,446	3,446
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program) VRDO	0.020%	3/6/15 LOC	5,220	5,220
				200,461
Georgia (2.9%)
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.020%	3/6/15 LOC	11,250	11,250
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.020%	3/6/15 LOC	7,100	7,100
1 Gwinnett County GA School District GO TOB VRDO	0.020%	3/6/15	13,265	13,265
Municipal Electric Authority Georgia Revenue (Project One) VRDO	0.010%	3/6/15 LOC	22,100	22,100
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.010%	3/6/15	20,365	20,365
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.010%	3/6/15	12,300	12,300
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.020%	3/6/15	25,000	25,000
				111,380
Illinois (4.9%)
Chicago IL Board of Education GO VRDO	0.020%	3/6/15 LOC	3,695	3,695
1 Chicago IL Water Revenue TOB VRDO	0.190%	3/6/15	6,465	6,465
Illinois Educational Facilities Authority Revenue (University of Chicago) VRDO	0.020%	3/6/15	24,657	24,657
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.020%	3/6/15	25,000	25,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.020%	3/6/15 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.020%	3/6/15 LOC	4,000	4,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.020%	3/2/15	36,285	36,285
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.020%	3/6/15	24,365	24,365
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.020%	3/6/15 LOC	32,900	32,900
Illinois Health Facilities Authority Revenue (Northwestern Memorial Hospital) VRDO	0.020%	3/2/15	21,950	21,950
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.020%	3/6/15	1,600	1,600
				190,917
Indiana (5.0%)
1 Crown Point IN Multi-School Building Corp. Mortgage Revenue TOB PUT	0.090%	5/28/15 LOC	12,285	12,285
1 Indiana Finance Authority Highway Revenue TOB VRDO	0.040%	3/6/15	14,570	14,570
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.010%	3/6/15 LOC	9,555	9,555
Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.020%	3/6/15 LOC	17,900	17,900
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.020%	3/6/15	23,925	23,925
1 Indiana Finance Authority Revenue (State Revolving Fund) TOB VRDO	0.020%	3/6/15	13,075	13,075
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	0.020%	3/6/15	9,500	9,500
Posey County IN Economic Development Revenue (Midwest Fertilizer Corp. Project) PUT	0.230%	4/2/15	78,000	78,000
Purdue University Indiana COP VRDO	0.020%	3/6/15	14,685	14,685
				193,495
Kansas (1.0%)
Kansas Department of Transportation Highway Revenue VRDO	0.010%	3/6/15	24,975	24,975
Kansas Department of Transportation Highway Revenue VRDO	0.010%	3/6/15	11,900	11,900
				36,875
Louisiana (2.0%)
Ascension Parish LA Industrial Development Board Revenue (IMTT-Geismar Project) VRDO	0.020%	3/6/15 LOC	20,000	20,000
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.020%	3/6/15 LOC	5,405	5,405
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.020%	3/6/15 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.020%	3/6/15 LOC	22,325	22,325
				77,730
Maryland (0.3%)
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System) VRDO	0.020%	3/6/15 LOC	7,200	7,200
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
VRDO	0.040%	3/6/15 LOC	5,000	5,000
				12,200
Massachusetts (1.6%)
Massachusetts Bay Transportation Authority Sales Tax Revenue CP	0.030%	4/2/15	20,000	20,000
1 Massachusetts GO TOB VRDO	0.020%	3/6/15	4,800	4,800

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value[o]
	Coupon	Date	($000)	($000)
Massachusetts Water Resources Authority Revenue VRDO	0.020%	3/6/15	37,600	37,600
				62,400
Michigan (2.6%)
Green Lake Township MI Economic Development Corp. Revenue (Interlochen Center for the Arts
Project) VRDO	0.020%	3/2/15 LOC	15,100	15,100
1 Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) TOB VRDO	0.020%	3/6/15 LOC	16,500	16,500
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.020%	3/6/15	8,110	8,110
Michigan State University Board of Trustees General Revenue VRDO	0.010%	3/6/15	12,205	12,205
Michigan Strategic Fund Limited Obligation Revenue (Henry Ford Museum) VRDO	0.030%	3/2/15 LOC	11,250	11,250
University of Michigan Revenue VRDO	0.010%	3/2/15	29,300	29,300
1 Wayne State University Michigan Revenue TOB VRDO	0.030%	3/2/15	6,660	6,660
				99,125
Minnesota (0.1%)
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	0.020%	3/6/15 LOC	2,900	2,900
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.040%	3/6/15	2,265	2,265
				5,165
Mississippi (0.8%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.010%	3/2/15	3,360	3,360
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.010%	3/6/15	15,000	15,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.020%	3/6/15	12,600	12,600
				30,960
Missouri (4.6%)
Curators of the University of Missouri System Facilities Revenue VRDO	0.010%	3/6/15	40,170	40,170
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
VRDO	0.020%	3/2/15	21,900	21,900
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
VRDO	0.020%	3/2/15	19,425	19,425
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.010%	3/6/15	14,000	14,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.010%	3/6/15	45,400	45,400
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.030%	3/6/15	8,420	8,420
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Louis University)
VRDO	0.030%	3/2/15 LOC	8,735	8,735
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) VRDO	0.020%	3/6/15	19,075	19,075
				177,125
Nebraska (1.4%)
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.020%	3/2/15 LOC	5,050	5,050
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.020%	3/6/15	48,170	48,170
				53,220
New Jersey (3.0%)
1 New Jersey GO TOB VRDO	0.040%	3/2/15 LOC	86,200	86,200
1 New Jersey GO TOB VRDO	0.040%	3/2/15 LOC	30,000	30,000
Rutgers State University New Jersey Revenue VRDO	0.020%	3/2/15	885	885
				117,085
New Mexico (1.7%)
New Mexico Finance Authority Transportation Revenue VRDO	0.010%	3/6/15 LOC	43,000	43,000
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.020%	3/6/15	13,145	13,145
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.020%	3/6/15	9,655	9,655
				65,800
New York (20.3%)
Nassau County NY Health Care Corp. Revenue VRDO	0.010%	3/6/15 LOC	18,560	18,560
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.020%	3/6/15	26,500	26,500
New York City NY GO VRDO	0.010%	3/2/15 LOC	5,400	5,400

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value[o]
	Coupon	Date	($000)	($000)
New York City NY GO VRDO	0.010%	3/2/15 LOC	58,695	58,695
New York City NY GO VRDO	0.010%	3/2/15	2,100	2,100
New York City NY GO VRDO	0.010%	3/2/15	1,480	1,480
New York City NY GO VRDO	0.010%	3/2/15	9,200	9,200
New York City NY GO VRDO	0.020%	3/6/15 LOC	29,730	29,730
New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street)
VRDO	0.010%	3/6/15 LOC	20,700	20,700
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street
Development) VRDO	0.020%	3/6/15 LOC	4,270	4,270
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street
Development) VRDO	0.020%	3/6/15 LOC	14,530	14,530
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.020%	3/6/15 LOC	9,000	9,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.010%	3/6/15	35,600	35,600
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West
Street) VRDO	0.010%	3/6/15 LOC	25,000	25,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.020%	3/6/15 LOC	34,400	34,400
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.030%	3/2/15	6,000	6,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.090%	3/6/15	15,885	15,885
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	3/2/15	14,100	14,100
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	3/2/15	38,250	38,250
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.020%	3/2/15	10,600	10,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.010%	3/6/15	19,840	19,840
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.030%	3/6/15	5,535	5,535
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.040%	3/6/15	6,500	6,500
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.070%	3/6/15	9,995	9,995
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.010%	3/2/15	27,700	27,700
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.010%	3/6/15	18,700	18,700
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.020%	3/2/15	4,180	4,180
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.020%	3/6/15	18,365	18,365
New York City NY Trust for Cultural Resources Revenue (Asia Society) VRDO	0.020%	3/6/15 LOC	3,645	3,645
New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	0.010%	3/6/15 LOC	5,550	5,550
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.010%	3/2/15 LOC	12,800	12,800
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.010%	3/6/15 LOC	20,300	20,300
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.030%	3/6/15 (13)(4)	3,500	3,500
New York State Dormitory Authority Revenue (New York Law School) VRDO	0.010%	3/6/15 LOC	6,835	6,835
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.020%	3/6/15	12,800	12,800
New York State Dormitory Authority Revenue (St. John's University) VRDO	0.010%	3/6/15 LOC	15,000	15,000
New York State Housing Finance Agency Housing Revenue (8 East 102nd Street) VRDO	0.010%	3/6/15 LOC	36,300	36,300
New York State Housing Finance Agency Housing Revenue (Avalon Bowery Place I) VRDO	0.010%	3/6/15 LOC	15,100	15,100
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.020%	3/6/15 LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.020%	3/6/15 LOC	19,190	19,190
New York State Housing Finance Agency Revenue (160 Madison Avenue) VRDO	0.010%	3/2/15 LOC	10,280	10,280
New York State Housing Finance Agency Revenue (Maestro West Chelsea Housing) VRDO	0.020%	3/6/15 LOC	5,000	5,000
New York State Housing Finance Agency Revenue (Riverside Center) VRDO	0.020%	3/6/15 LOC	7,000	7,000
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.030%	3/6/15	10,000	10,000
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.030%	3/6/15	18,000	18,000
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.010%	3/6/15 LOC	8,555	8,555
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.020%	3/6/15	18,215	18,215
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Cornell University)
VRDO	0.010%	3/6/15	4,940	4,940
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.010%	3/6/15 LOC	8,510	8,510
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.020%	3/6/15 LOC	8,000	8,000
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.020%	3/6/15 LOC	26,270	26,270
1 Utility Debt Securitization Authority New York Revenue TOB VRDO	0.070%	3/6/15	13,000	13,000
				784,605
North Carolina (4.0%)
Cary NC GO VRDO	0.020%	3/6/15	23,665	23,665
Charlotte NC COP VRDO	0.010%	3/6/15	14,400	14,400

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value[o]
	Coupon	Date	($000)	($000)
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) VRDO	0.020%	3/6/15	22,415	22,415
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) VRDO	0.020%	3/6/15 LOC	10,000	10,000
Forsyth County NC GO VRDO	0.010%	3/6/15	18,915	18,915
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.030%	3/6/15 LOC	3,165	3,165
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed) VRDO	0.010%	3/6/15 LOC	11,010	11,010
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.030%	3/6/15 LOC	17,240	17,240
Raleigh Durham NC Airport Authority Revenue VRDO	0.020%	3/6/15 LOC	5,800	5,800
Raleigh NC Downtown Improvement Project COP VRDO	0.010%	3/6/15	17,900	17,900
Winston-Salem NC Water & Sewer System Revenue VRDO	0.020%	3/6/15	8,670	8,670
				153,180
Ohio (9.8%)
1 Cleveland OH Water Works Revenue TOB VRDO	0.020%	3/6/15	5,565	5,565
1 Cleveland OH Water Works Revenue TOB VRDO	0.030%	3/6/15	11,135	11,135
Cleveland OH Water Works Revenue VRDO	0.030%	3/6/15 LOC	2,100	2,100
Cleveland-Cuyahoga County OH Port Authority Revenue (Carnegie/89th Garage & Service Center
LLC Project) VRDO	0.020%	3/6/15 LOC	6,075	6,075
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.020%	3/6/15	10,000	10,000
Columbus OH GO VRDO	0.010%	3/6/15	22,985	22,985
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.020%	3/6/15 LOC	1,895	1,895
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.020%	3/6/15 LOC	8,615	8,615
1 Cuyahoga County OH (Convention Hotel Project) COP TOB VRDO	0.070%	3/6/15	30,470	30,470
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.020%	3/6/15 LOC	9,755	9,755
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.020%	3/6/15	14,300	14,300
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.020%	3/6/15	11,750	11,750
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.020%	3/6/15 LOC	2,345	2,345
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.020%	3/6/15	7,685	7,685
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.020%	3/6/15	5,000	5,000
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.010%	3/2/15	22,500	22,500
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.010%	3/2/15	2,800	2,800
Ohio Common Schools GO VRDO	0.010%	3/6/15	16,500	16,500
Ohio Common Schools GO VRDO	0.010%	3/6/15	9,915	9,915
Ohio Common Schools GO VRDO	0.010%	3/6/15	9,740	9,740
Ohio GO VRDO	0.020%	3/6/15	2,820	2,820
Ohio GO VRDO	0.020%	3/6/15	19,140	19,140
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
VRDO	0.020%	3/6/15 LOC	5,000	5,000
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.010%	3/2/15	1,000	1,000
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.010%	3/2/15	46,750	46,750
Ohio Higher Educational Facility Commission Revenue (Xavier University Project) VRDO	0.020%	3/6/15 LOC	4,475	4,475
Ohio Higher Educational Facility Commission Revenue (Xavier University Project) VRDO	0.020%	3/6/15 LOC	1,145	1,145
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.030%	3/2/15	15,095	15,095
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.030%	3/6/15	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.020%	3/6/15	13,710	13,710
Ohio State University General Receipts Revenue VRDO	0.010%	3/6/15	7,540	7,540
Ohio State University General Receipts Revenue VRDO	0.010%	3/6/15	7,500	7,500
Ohio State University General Receipts Revenue VRDO	0.010%	3/6/15	10,000	10,000
Ohio State University General Receipts Revenue VRDO	0.010%	3/6/15	13,000	13,000
Ohio State University General Receipts Revenue VRDO	0.010%	3/6/15	16,860	16,860
				378,765
Oregon (1.6%)
Oregon GO (Veterans Welfare) VRDO	0.030%	3/2/15	16,150	16,150
Oregon Health & Science University Revenue VRDO	0.020%	3/6/15 LOC	12,600	12,600
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.030%	3/6/15	9,145	9,145
Oregon TAN	2.000%	6/15/15	13,000	13,071
1 Washington, Clackamas, & Yamhill County OR School District GO TOB VRDO	0.020%	3/6/15 LOC	10,010	10,010
				60,976

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value[o]
	Coupon	Date	($000)	($000)
Pennsylvania (2.2%)
Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon
University) VRDO	0.010%	3/2/15	11,400	11,400
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center) TOB VRDO	0.020%	3/6/15 LOC	13,000	13,000
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.030%	3/6/15	13,490	13,490
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.030%	3/6/15	9,900	9,900
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.010%	3/6/15 LOC	2,190	2,190
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue
VRDO	0.020%	3/6/15 LOC	510	510
1 Pennsylvania GO TOB VRDO	0.020%	3/6/15	10,055	10,055
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.010%	3/2/15 LOC	18,120	18,120
1 Pennsylvania Higher Educational Facilities Authority Revenue TOB VRDO	0.040%	3/6/15	4,530	4,530
Philadelphia PA Water & Waste Water Revenue VRDO	0.010%	3/6/15 LOC	3,505	3,505
				86,700
Rhode Island (0.1%)
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (Brown
University) VRDO	0.010%	3/6/15	5,400	5,400

South Carolina (0.3%)
1 Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School
District, South Carolina Project) TOB VRDO	0.050%	3/6/15	7,250	7,250
Greenville County SC Hospital System Revenue VRDO	0.020%	3/6/15 LOC	5,200	5,200
				12,450
South Dakota (0.2%)
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.020%	3/6/15	6,105	6,105

Tennessee (2.2%)
Shelby County TN GO VRDO	0.020%	3/6/15	84,290	84,290

Texas (5.7%)
1 Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.030%	3/2/15	4,995	4,995
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.020%	3/2/15	24,375	24,375
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.020%	3/2/15	7,690	7,690
1 Harris County TX GO TOB VRDO	0.030%	3/6/15 (13)	9,600	9,600
1 Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.020%	3/6/15 LOC	5,000	5,000
1 Houston TX Utility System Revenue TOB VRDO	0.020%	3/6/15 (13)	8,000	8,000
Houston TX Utility System Revenue VRDO	0.010%	3/6/15 LOC	4,425	4,425
Liberty Hill Independent School District GO	5.250%	2/1/16 (Prere.)	9,715	10,167
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.020%	3/6/15	5,000	5,000
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health
Care System Project) VRDO	0.020%	3/6/15 LOC	5,750	5,750
1 Texas GO TOB VRDO	0.020%	3/6/15	10,100	10,100
1 Texas GO TOB VRDO	0.020%	3/6/15	5,230	5,230
Texas Public Finance Authority GO CP	0.040%	3/17/15	17,490	17,490
Texas TRAN	1.500%	8/31/15	92,000	92,630
1 Texas Transportation Commission Revenue TOB VRDO	0.030%	3/6/15	1,475	1,475
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.030%	3/6/15	9,900	9,900
				221,827
Utah (2.0%)
Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	0.010%	3/6/15 LOC	19,100	19,100
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.020%	3/2/15	18,940	18,940
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.020%	3/2/15	18,915	18,915
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.020%	3/2/15	20,540	20,540
				77,495
Vermont (0.6%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen
Health Care Project) VRDO	0.010%	3/6/15 LOC	18,645	18,645

Municipal Cash Management Fund

				Face	Market
			Maturity	Amount	Value[o]
		Coupon	Date	($000)	($000)
	Vermont Housing Finance Agency Revenue VRDO	0.020%	3/6/15	6,075	6,075
					24,720
Virginia (0.9%)
	Alexandria VA Industrial Development Authority Revenue (Institute for Defense Analyses Project)
	VRDO	0.020%	3/6/15 LOC	13,805	13,805
	Capital Beltway Funding Corp. Virginia Toll Revenue (I-495 HOT Lanes Project) VRDO	0.010%	3/6/15 LOC	22,100	22,100
					35,905
Washington (1.0%)
	Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.020%	3/6/15	5,900	5,900
1	King County WA Sewer Revenue TOB VRDO	0.030%	3/2/15	7,885	7,885
1	Seattle WA Water System Revenue TOB VRDO	0.040%	3/6/15	5,060	5,060
1	Washington GO TOB VRDO	0.030%	3/6/15	7,995	7,995
1	Washington GO TOB VRDO	0.030%	3/6/15	10,000	10,000
					36,840
West Virginia (0.4%)
	West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
	VRDO	0.020%	3/6/15 LOC	16,180	16,180

Wisconsin (0.7%)
	Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.020%	3/2/15 LOC	20,780	20,780
	Wisconsin Health & Educational Facilities Authority Revenue (Edgewood College) VRDO	0.020%	3/2/15 LOC	4,915	4,915
					25,695
Wyoming (0.4%)
	Lincoln County WY Pollution Control Revenue (PacifiCorp Project) VRDO	0.010%	3/6/15 LOC	15,100	15,100

Total Tax-Exempt Municipal Bonds (Cost $3,847,848)					3,847,848
Total Investments (99.5%) (Cost $3,847,848)					3,847,848
Other Assets and Liabilities (0.5%)
Other Assets					21,054
Liabilities					(10)
					21,044
Net Assets (100%)
					Amount
					($000)
Applicable to 3,868,796,047 outstanding $.001 par value shares of beneficial interest (unlimited authorization)					3,868,892
Net Asset Value Per Share					$1.00

At February 28, 2015, net assets consisted of:

Paid-in Capital					3,868,910
Undistributed Net Investment Income					------
Accumulated Net Realized Losses					(18)
Net Assets					3,868,892
o See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $709,716,000, representing 18.3% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements. 23

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note. GO -
General Obligation Bond. PILOT –
Payments in Lieu of Taxes. PUT -
Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation). (14)
NPFG (National Public Finance Guarantee Corporation). (15)
BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Six Months Ended
February 28, 2015
($000)
Investment Income
Income
Interest	897
Total Income	897
Expenses
The Vanguard Group------Note B
Management and Administrative	204
Total Expenses	204
Net Investment Income	693
Net Increase (Decrease) in Net Assets Resulting from Operations	693

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	February 28,	August 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	693	2,648
Realized Net Gain (Loss)	------	(6)
Net Increase (Decrease) in Net Assets Resulting from Operations	693	2,642
Distributions
Net Investment Income	(693)	(2,648)
Realized Capital Gain	------	------
Total Distributions	(693)	(2,648)
Capital Share Transactions (at $1.00 per share)
Issued	3,219,678	1,234,991
Issued in Lieu of Cash Distributions	692	2,648
Redeemed	(3,598,607)	(979,010)
Net Increase (Decrease) from Capital Share Transactions	(378,237)	258,629
Total Increase (Decrease)	(378,237)	258,623
Net Assets
Beginning of Period	4,247,129	3,988,506
End of Period	3,868,892	4,247,129

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,				Year Ended August 31,
Throughout Each Period	2015	2014	2013	2012	2011	2010
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Realized and Unrealized Gain
(Loss) on Investments	------	------	------	------	------	------
Total from Investment Operations	.0002	.001	.001	.001	.002	.002
Distributions
Dividends from Net Investment
Income	(.0002)	(.001)	(.001)	(.001)	(.002)	(.002)
Distributions from Realized Capital
Gains	------	------	------	------	------	------
Total Distributions	(.0002)	(.001)	(.001)	(.001)	(.002)	(.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.02%	0.06%	0.13%	0.13%	0.20%	0.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,869	$4,247	$3,989	$3,581	$3,589	$3,208
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.03%	0.06%	0.13%	0.13%	0.20%	0.23%
The expense ratio and net income ratio for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2011-2014), and for the period ended February 28, 2015, and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2015, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Municipal Cash Management Fund

Level 1-----Quoted prices in active markets for identical securities.
Level 2-----Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-----Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. At February 28, 2015, the Vanguard Intermediate-Term Tax Exempt Fund was the record or beneficial owner of 40% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

E. Management has determined that no material events or transactions occurred subsequent to February 28, 2015, that would require recognition or disclosure in these financial statements.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid
	August 31, 2014	February 28, 2015	During Period[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,000.61	$0.02
Municipal Cash Management	$1,000.00	$1,000.17	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,024.77	$0.03
Municipal Cash Management	$1,000.00	$1,024.74	$0.05

1 The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%; The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Global Diversity Officer (retired 2008) and Member	Member of the Advisory Board of the Norris Cotton
	of the Executive Committee (1997 -2008) of Johnson	Cancer Center and of the Advisory Board of the
F. William McNabb III	& Johnson (pharmaceuticals/medical devices/	Parthenon Group (strategy consulting).
Born 1957. Trustee Since July 2009. Chairman of	consumer products); Director of Skytop Lodge
the Board. Principal Occupation(s) During the Past	Corporation (hotels), the University Medical Center	Executive Officers
Five Years and Other Experience: Chairman of the	at Princeton, the Robert Wood Johnson Foundation,
Board of The Vanguard Group, Inc., and of each of	and the Center for Talent Innovation; Member of	Glenn Booraem
the investment companies served by The Vanguard	the Advisory Board of the Institute for Women’s	Born 1967. Controller Since July 2010. Principal
Group, since January 2010; Director of The Vanguard	Leadership at Rutgers University.	Occupation(s) During the Past Five Years and Other
Group since 2008; Chief Executive Officer and		Experience: Principal of The Vanguard Group, Inc.;
President of The Vanguard Group, and of each of	F. Joseph Loughrey	Controller of each of the investment companies served
the investment companies served by The Vanguard	Born 1949. Trustee Since October 2009. Principal	by The Vanguard Group; Assistant Controller of each of
Group, since 2008; Director of Vanguard Marketing	Occupation(s) During the Past Five Years and Other	the investment companies served by The Vanguard
Corporation; Managing Director of The Vanguard	Experience: President and Chief Operating Officer	Group (2001---2010).
Group (1995 -2008).	(retired 2009) of Cummins Inc. (industrial machinery);
	Chairman of the Board of Hillenbrand, Inc. (specialized	Thomas J. Higgins
Independent Trustees	consumer services), and of Oxfam America; Director	Born 1957. Chief Financial Officer Since September
	of SKF AB (industrial machinery), Hyster-Yale Materials	2008. Principal Occupation(s) During the Past Five
Emerson U. Fullwood	Handling, Inc. (forklift trucks), the Lumina Foundation	Years and Other Experience: Principal of The Vanguard
Born 1948. Trustee Since January 2008. Principal	for Education, and the V Foundation for Cancer	Group, Inc.; Chief Financial Officer of each of the
Occupation(s) During the Past Five Years and	Research; Member of the Advisory Council for the	investment companies served by The Vanguard Group;
Other Experience: Executive Chief Staff and	College of Arts and Letters and of the Advisory Board	Treasurer of each of the investment companies served
Marketing Officer for North America and Corporate	to the Kellogg Institute for International Studies, both	by The Vanguard Group (1998 -2008).
Vice President (retired 2008) of Xerox Corporation	at the University of Notre Dame.
(document management products and services);		Kathryn J. Hyatt
Executive in Residence and 2009 -2010 Distinguished	Mark Loughridge	Born 1955. Treasurer Since November 2008. Principal
Minett Professor at the Rochester Institute of	Born 1953. Trustee Since March 2012. Principal	Occupation(s) During the Past Five Years and Other
Technology; Director of SPX Corporation (multi-industry	Occupation(s) During the Past Five Years and Other	Experience: Principal of The Vanguard Group, Inc.;
manufacturing), the United Way of Rochester,	Experience: Senior Vice President and Chief Financial	Treasurer of each of the investment companies served
Amerigroup Corporation (managed health care), the	Officer (retired 2013) at IBM (information technology	by The Vanguard Group; Assistant Treasurer of each of
University of Rochester Medical Center, Monroe	services); Fiduciary Member of IBM’s Retirement Plan	the investment companies served by The Vanguard
Community College Foundation, and North Carolina	Committee (2004---2013); Director of the Dow Chemical	Group (1988---2008).
A&T University.	Company; Member of the Council on Chicago Booth.
Heidi Stam
Rajiv L. Gupta	Scott C. Malpass	Born 1956. Secretary Since July 2005. Principal
Born 1945. Trustee Since December 2001.[2] Principal	Born 1962. Trustee Since March 2012. Principal	Occupation(s) During the Past Five Years and Other
Occupation(s) During the Past Five Years and Other	Occupation(s) During the Past Five Years and Other	Experience: Managing Director of The Vanguard
Experience: Chairman and Chief Executive Officer	Experience: Chief Investment Officer and Vice	Group, Inc.; General Counsel of The Vanguard Group;
(retired 2009) and President (2006 -2008) of Rohm	President at the University of Notre Dame; Assistant	Secretary of The Vanguard Group and of each of the
and Haas Co. (chemicals); Director of Tyco International	Professor of Finance at the Mendoza College of	investment companies served by The Vanguard Group;
PLC (diversified manufacturing and services), Hewlett-	Business at Notre Dame; Member of the Notre Dame	Director and Senior Vice President of Vanguard
Packard Co. (electronic computer manufacturing), and	403(b) Investment Committee; Board Member of	Marketing Corporation.
Delphi Automotive PLC (automotive components);	TIFF Advisory Services, Inc., and Catholic Investment
Senior Advisor at New Mountain Capital.	Services, Inc. (investment advisors); Member of	Vanguard Senior Management Team
the Investment Advisory Committee of Major
Amy Gutmann	League Baseball.	Mortimer J. Buckley	Chris D. McIsaac
Born 1949. Trustee Since June 2006. Principal		Kathleen C. Gubanich	Michael S. Miller
Occupation(s) During the Past Five Years and	André F. Perold	Paul A. Heller	James M. Norris
Other Experience: President of the University of	Born 1952. Trustee Since December 2004. Principal	Martha G. King	Glenn W. Reed
Pennsylvania; Christopher H. Browne Distinguished	Occupation(s) During the Past Five Years and Other	John T. Marcante
Professor of Political Science, School of Arts and	Experience: George Gund Professor of Finance and
Sciences, and Professor of Communication, Annenberg	Banking, Emeritus at the Harvard Business School	Chairman Emeritus and Senior Advisor
School for Communication, with secondary faculty	(retired 2011); Chief Investment Officer and Managing
appointments in the Department of Philosophy, School	Partner of HighVista Strategies LLC (private investment	John J. Brennan
of Arts and Sciences, and at the Graduate School of	firm); Director of Rand Merchant Bank; Overseer of the	Chairman, 1996 -2009
Education, University of Pennsylvania; Trustee of the	Museum of Fine Arts Boston.	Chief Executive Officer and President, 1996 -2008
National Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.	Peter F. Volanakis	Founder
Born 1955. Trustee Since July 2009. Principal
JoAnn Heffernan Heisen	Occupation(s) During the Past Five Years and Other	John C. Bogle
Born 1950. Trustee Since July 1998. Principal	Experience: President and Chief Operating Officer	Chairman and Chief Executive Officer, 1974---1996
Occupation(s) During the Past Five Years and Other	(retired 2010) of Corning Incorporated (communications
Experience: Corporate Vice President and Chief	equipment); Trustee of Colby-Sawyer College;

1 Mr. McNabb is considered an ‘‘interested person,’’ as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.	© 2015 The Vanguard Group, Inc.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.	CMT2 042015

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2015

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 16, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number
2-17620, Incorporated by Reference.